Financial Risk Management - Exposure to Interest Rate Risk: Interest Bearing Financial Assets and Liabilities (Detail) - Interest rate risk [Member] - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fixed rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	¥ 21,233	¥ 15,678
Financial liabilities	43	258
Variable rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets		3,012
Financial liabilities	22,042	21,667
Short-term borrowings [Member] | Fixed rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	43	258
Short-term borrowings [Member] | Variable rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	22,042	21,667
Japanese government bonds [member] | Fixed rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	280	280
Time deposits [member] | Fixed rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	12,002	10,764
Loan receivable [member] | Fixed rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	116	2
Corporate bonds and other debt instruments [member] | Fixed rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	¥ 8,835	4,632
Corporate bonds and other debt instruments [member] | Variable rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets		¥ 3,012